Profit for the Year	12 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Profit For The Year
12.	PROFIT FOR THE YEAR
Profit for the year has been arrived at after charging:

	2020	2021	2022
	HK$	HK$	HK$

Directors’ emoluments
Salaries, allowances and other benefits	2,041	4,420	3,965
Retirement benefit scheme contributions (note)	53	68	65
Staff costs
Salaries, allowances and other benefits	12,640	42,311	67,148
Retirement benefit scheme contributions (note)	434	1,227	1,248
Depreciation and amortization	—	4,896	6,596

Note:
The Group operates a Mandatory Provident Fund Scheme and Central Provident Fund Scheme for all qualifying employees in Hong Kong and Singapore, respectively. The assets of the schemes are held separately from those of the Group, in funds under the control of trustees.